Investments in subsidiaries, joint ventures and associates - Summary of the positions of equity and income (loss) for the year (Details) - BRL (R$) R$ in Thousands				12 Months Ended
		Oct. 31, 2024	Oct. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Equity				R$ 15,823,444		R$ 14,029,826	R$ 12,174,968	R$ 10,469,240
Income (loss) for the year				2,525,900		2,517,753	1,840,069
Advances for acquisition				90,000
Advance for future capital increase	[1]			500,000
Total	[2]			2,148,284		318,100	111,227	R$ 78,593
Total provision for equity deficit				(349)		(256)
Total investments				2,148,633		318,356
Share of profit (loss) of subsidiaries, joint ventures and associates				(129,675)		11,908	12,181
Hidrovias do Brasil S.A.
Disclosure of investments accounted for using equity method [line items]
Equity		R$ 1,203,134		1,203,135	[3]
Income (loss) for the year		R$ (324,791)		R$ (229,904)	[3]
Interest in share capital - % in associates		41.94%		41.94%	[3]
Goodwill on investments	[4]			R$ 775,044
Advance for future capital increase	[5]			500,000
Total investments	[3]			504,629		0
Share of profit (loss) of subsidiaries, joint ventures and associates	[3]			(94,842)		0	0
Metalurgica plus [member]
Disclosure of investments accounted for using equity method [line items]
Equity				(1,045)
Income (loss) for the year				R$ (276)
Interest in share capital - % in associates				33.33%
Investments with negative equity				R$ (349)		(256)
Share of profit (loss) of subsidiaries, joint ventures and associates				(91)		(99)	(105)
Plenogas distribuidora de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity				3,124
Income (loss) for the year				R$ 2,010
Interest in share capital - % in associates				33.33%
Total investments				R$ 1,041		497
Share of profit (loss) of subsidiaries, joint ventures and associates				672		124	118
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity				0
Income (loss) for the year				R$ 0
Interest in share capital - % in associates				0.00%
Total investments				R$ 41		33
Share of profit (loss) of subsidiaries, joint ventures and associates				0		0	0
Transportadora sulbrasileira de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity				13,994
Income (loss) for the year				R$ 6,812
Interest in share capital - % in associates				25.00%
Total investments				R$ 3,498		3,978
Share of profit (loss) of subsidiaries, joint ventures and associates				1,704		2,043	2,771
Pão de Açúcar Group stations [member]
Disclosure of investments accounted for using equity method [line items]
Advances for acquisition	[6]			90,000
União Vopak – Armazéns Gerais Ltda [member]
Disclosure of investments accounted for using equity method [line items]
Equity				540
Income (loss) for the year				R$ (1,460)
Interest in share capital - % in joint ventures				50.00%
Total investments				R$ 270		1,550
Share of profit (loss) of subsidiaries, joint ventures and associates				(730)		7,694	(3,880)
Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				6,081		127,033
Income (loss) for the year				R$ (83,097)		R$ 20,899
Interest in share capital - % in joint ventures				33.14%		33.14%
Share of profit (loss) of subsidiaries, joint ventures and associates							26,110
Refinaria de Petróleo Riograndense S.A. [member] | Hidrovias do Brasil S.A.
Disclosure of investments accounted for using equity method [line items]
Equity			R$ 75,850
Income (loss) for the year			R$ 78,599
Interest in share capital - % in joint ventures			33.14%
Latitude Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity				R$ 4,449
Income (loss) for the year				R$ (7,555)
Interest in share capital - % in joint ventures				50.00%
Total investments				R$ 2,225		R$ 6,002
Share of profit (loss) of subsidiaries, joint ventures and associates				(3,777)		(1,636)	(2,339)
Navegantes Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity				22,093
Income (loss) for the year				R$ (25,417)
Interest in share capital - % in joint ventures				33.33%
Total investments				R$ 7,364		15,836
Share of profit (loss) of subsidiaries, joint ventures and associates				(8,472)		(7,413)	(11,040)
Nordeste Logística I S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				17,878
Income (loss) for the year				R$ (513)
Interest in share capital - % in joint ventures				33.33%
Total investments				R$ 5,959		7,071
Share of profit (loss) of subsidiaries, joint ventures and associates				(171)		730	2,591
Nordeste Logística II S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				56,347
Income (loss) for the year				R$ 4,698
Interest in share capital - % in joint ventures				33.33%
Total investments				R$ 18,782		17,216
Share of profit (loss) of subsidiaries, joint ventures and associates				1,566		(2,199)	(2,007)
Nordeste Logística III S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				54,991
Income (loss) for the year				R$ 1,478
Interest in share capital - % in joint ventures				33.33%
Total investments				R$ 18,330		18,004
Share of profit (loss) of subsidiaries, joint ventures and associates				493		967	(30)
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				6,637
Income (loss) for the year				R$ (319)
Interest in share capital - % in joint ventures				50.00%
Total investments				R$ 3,319		3,478
Share of profit (loss) of subsidiaries, joint ventures and associates				(159)		(42)	(8)
Terminal de Combustíveis Paulínia S.A. ("Opla")
Disclosure of investments accounted for using equity method [line items]
Equity				119,388	[7]	108,311
Income (loss) for the year				R$ 8,324	[7]	R$ 8,141
Interest in share capital - % in joint ventures				50.00%	[7]	50.00%
Goodwill on investments	[4]			R$ 117,306		R$ 158,634
Total investments	[7]			59,694		54,155
Share of profit (loss) of subsidiaries, joint ventures and associates	[7]			4,162		4,071	0
Terminal de Combustíveis Paulínia S.A. ("Opla") | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Disclosure of investments accounted for using equity method [line items]
Fair value adjustment on investments				38,835
Share of profit (loss) of subsidiaries, joint ventures and associates				(2,493)
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity				0
Income (loss) for the year				R$ 0
Interest in share capital - % in associates				0.00%
Total investments				R$ 281		349
Share of profit (loss) of subsidiaries, joint ventures and associates				0		0	R$ 0
Investments with positive equity [member] | Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity				6,081
Income (loss) for the year				R$ (83,097)
Interest in share capital - % in joint ventures				33.14%
Total investments				R$ 2,015		31,553
Share of profit (loss) of subsidiaries, joint ventures and associates				R$ (27,537)		R$ 7,668

[1]	Amounts refer to the advance for future capital increase made in December 2024 by subsidiary Ultrapar Logística Ltda. in Hidrovias do Brasil S.A.
[2]	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
[3]	Hidrovias is engaged in logistics and waterway, highway and multimodal infrastructure activities in Brazil and abroad. As of May 2024, date on which the Company began to hold significant influence in Hidrovias, the share of profit (loss) of the associate is recorded with a 2-month lag, as it was not feasible to consolidate the figures at the time of acquisition and since then the Company has maintained consistency in its disclosures. For further information, see Note 27.a.
[4]	For more information on the accounting policy, see Note 14.a.
[5]	The amount refers to the advance for future capital increase of Hidrovias, made by subsidiary Ultrapar Logística Ltda. For further information, see Note 27.a
[6]	The amount refers to the advance for the acquisition of Pão de Açúcar Group service stations by subsidiary Centro de Conveniências Millenium Ltda. For further information, see Note 1.b.3
[7]	Subsidiary Ultracargo Logística S.A. acquired a 50% interest in Opla on July 1, 2023. The purchase price allocation (PPA) was completed in June 2024. For further information, see Note 27.